INCOME TAXES (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Effective tax rate	3.00%	14.00%	1.00%	1.00%